UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21487
                                                    -----------------------

                         RMK Strategic Income Fund, Inc.
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
           ----------------------------------------------------------
                     (Name and address of agent for service)

                                 with copies to

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of fiscal year end: March 31, 2005
                                             ---------------
                  Date of reporting period: September 30, 2004
                                           -------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2004

RMK Strategic Income Fund,Inc.




                               TABLE OF CONTENTS

                Letter to Shareholders               Pages 2-3

                Portfolio Summary                    Pages 3-4

                Portfolio of Investments             Pages 5-12

                Statement of Assets and Liabilities  Page 13

                Statement of Operations              Page 14

                Statement of Changes in Net Assets   Page 15

                Statement of Cash Flows              Page 16

                Notes to Financial Statements        Pages 17-21

                Financial Highlights                 Page 22

                Board of Directors and Officers      Pages 23-27

                Dividend Reinvestment Plan           Page 28-29

                Privacy Notice                       Page 30

                Proxy Voting Policies and Procedures Page 30

                Regions Morgan Keegan Fund Complex   Page 31

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund's shares may be less than what you paid for it. Accordingly, you can lose money investing in the fund.

NOT FDIC INSURED               MAY LOSE VALUE                  NO BANK GUARANTEE


                        RMK STRATEGIC INCOME FUND, INC.
                            Letter to Shareholders

Dear Fellow Shareholders:

During the first half of RMK Strategic Income Fund, Inc.'s fiscal year 2005, which ended September 30, 2004, returns were positive across all high-yield sectors, with strength emanating from the more distressed credits. However, higher rated credits had better returns during the last three months due to a decline in interest rates after reaching two-year highs during the summer. The spread between the Lehman Brothers U.S. Corporate High Yield Index and the Lehman Brothers U.S. Treasury Index stood at 4.36% at the end of September 2004, down from 4.64% at the end of March 2004. The Lehman Brothers U.S. Corporate High Yield Index shows that the average high-yield bond returned 3.84% for the six month period ended September 30, 2004. Lower credit quality issues, such as Caa, returned 5.5%, while Lehman Ba U.S. High Yield Index returned 2.87%. Lower credit quality sectors continue to show strength as investors search for yield and return opportunities despite narrowing spreads versus Treasuries. Consequently, non-investment grade corporate bonds may become more sensitive to interest rates as perceived credit quality improves and absolute yields drop.

For the first half of fiscal year 2005, the fund returned 3.11% surpassing the Lehman Ba U.S. High Yield Index performance of 2.87% for the same period while maintaining a 300+ basis point current-yield advantage over the Lehman Ba U.S. High Yield Index. Additionally, the fund paid $0.50 in dividends per share during the first half of fiscal year 2005, with its first monthly dividend of $0.12 paid in June. The fund experienced a performance drag during the period due to a decline in its premium from 11.97% to 10.23%; however, we are very pleased with its performance given that the fund returned 6.67% between its initial public offering on March 18, 2004 and the end of its fiscal year on March 31, 2004, while the Lehman Ba U.S. High Yield Index only returned 0.06% during the same period. As a testament to the demand for the fund's shares and the market's general demand for assets with above average yields, the fund's shares traded at an average premium of 7.06% during the period, ranging from a low of 0.64% to high of 12.77%.

The fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The fund employs leverage on the whole portfolio rather than specific positions; therefore, because the fund had a positive return for the first half of fiscal year 2005, the leverage was beneficial to shareholders.

Given the dramatic recovery in the high-yield corporate universe over the past two years, we are more excited about the relative value in the structured finance

                        RMK STRATEGIC INCOME FUND, INC.
                            Letter to Shareholders

universe. We attribute the fund's performance to an adherence to value investing, as well as an overweight allocation to structured finance issues, which tend to be less volatile than corporate investment grade issues. While we will take advantage of opportunities in the high-yield corporate sector, we believe that the better risk-adjusted returns can be found in some of the more off-the-run structural finance issues and the commercial mortgage backed sector. We continue to believe that a significant advantage of the fund is its diversity among many different asset sectors that provide stability and income beyond the performance of a single sector.

We are extremely pleased with the performance of the fund. Thank you for investing with us and for helping to make this endeavor a success.

Sincerely,

/s/ Carter Anthony                     /s/ James C. Kelsoe, Jr.
-----------------------------          -------------------------------
Carter E. Anthony, CFA                 James C. Kelsoe, Jr., CFA
President                              Portfolio Manager
Morgan Asset Management, Inc.          RMK Strategic Income Fund, Inc.


November 15, 2004

PORTFOLIO PERFORMANCE

Total Returns as of September 30, 2004

                                          Market          Net Asset
                                          Value           Value
                                          -----           -----

6 months                                  3.11%           4.59%
Since inception (3/18/04)                 9.99%           4.45%

   Past Performance is not indicative of future results. Investment return and market value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

   Total return performance calculations assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the closing common share market price (excluding any sales loads) or net asset value at the end of the period.

                        RMK STRATEGIC INCOME FUND, INC.
                               Portfolio Summary
                              September 30, 2004


TOP 5 LARGEST HOLDINGS

State Street Bank & Trust Company
 Eurodollar Time Deposit                3.7%
Atherton Franchisee 1999-A A2           3.5%
Enterprise Mortgage 1998-1 A2           3.5%
Diversified Asset Securitization 1A A1  3.3%
GMAC Commercial Mortgage 1998-C1 F      3.3%

ASSET ALLOCATION

Franchise Loans                        21.2%
Home Equity Loans                      21.2%
Corporate Bonds                        21.1%
Manufactured Housing Loans             16.7%
Collateralized Obligations             16.5%
Commercial Mortgage-Backed Securities  14.8%
Common Stock                           10.6%
Cash                                    3.7%
Equipment Leases                        2.6%
Other Assets and Liabilities          (28.4%)

RATINGS ALLOCATION

AAA           5.0%
A             7.5%
BBB          16.6%
BB           11.6%
B            31.3%
CCC or Below 21.3%
Non-Rated     6.7%

   The ratings allocation is based on the percentage of fixed income securities.

The preceding data in the Portfolio Summary is dated as of September 30, 2004. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results.

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                         S & P
 Amount/                                         Rating                  Market
 Shares    Description                         (Unaudited)    Cost      Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 28.0% OF NET ASSETS

           Collateralized Bond Obligation - 2.5%
 2,000,000 Conseco Funding 1A B,
           7.18% 2/28/15                          BBB      $ 1,770,964 $ 1,820,000
11,500,000 North Street 2000-2A B,
           2.17% 10/30/11 (a)                     A-         5,777,582   7,130,000
                                                           ----------- -----------
                                                           $ 7,548,546 $ 8,950,000
                                                           ----------- -----------

           Commercial Loans - 7.5%
12,172,843 Atherton Franchisee 1999-A A2,
           7.23% 4/15/12 (a)                      A+        12,343,390  12,394,815
11,740,000 GMAC Commercial Mortgage
           1998-C1 F, 7.173% 5/15/30              BBB-      11,480,484  11,657,937
 2,500,000 Merrill Lynch Mortgage 1998-C1
           E, 6.75% 11/15/26                      BBB-       2,512,477   2,575,575
                                                           ----------- -----------
                                                           $26,336,351 $26,628,327
                                                           ----------- -----------

           Franchise Loans - 1.0%
           FMAC Loan Trust 1997-C AX,
           2.355% 12/15/19 interest-only
           strips (a)                             BBB        3,039,036   2,919,004
 7,500,000 Greenpoint Manufactured Housing
           2000-1 M2, 8.78% 3/20/30               A            705,197     656,250
                                                           ----------- -----------
                                                           $ 3,744,233 $ 3,575,254
                                                           ----------- -----------

           Home Equity Loans (Non-High Loan-To-Value) - 11.5%
 4,000,000 Aames Mortgage Trust 2001-3 B,
           7.13% 11/25/31                         BBB        3,671,754   3,704,320
 1,487,000 Ace Securities 2004-HS1 M6,
           4.59% 2/25/34                          BBB-       1,445,902   1,486,991
 3,450,000 Ace Securities 2004-HE2 B1,
           5.311% 10/25/34                        BBB        2,750,204   2,749,754
 3,260,456 Amresco Residential Securities
           1999-1 B, 5.09% 11/25/29               BBB        3,088,647   3,085,206
 2,000,000 Argent Securities 2004-W8 M10,
           4.60% 5/25/34                          BBB-       1,568,511   1,562,820
           Fannie Mae 1998-M7 N,
           1.057% 5/25/36 interest-only strips    AAA        3,728,229   3,729,568
 2,750,000 First Franklin Mortgage 2004-FF5
           M9, 4.47% 8/25/34                      BBB-       2,441,573   2,750,000
 2,700,000 First Franklin Mortgage 2004-FF2
           N3, 8.835% 4/25/34 (a)                 BBB        2,700,000   2,700,000
 5,000,000 Long Beach Mortgage 2004-4
           M10, 4.615% 10/25/34                   BBB+       4,600,836   4,600,000
 1,700,000 NovaStar Home Equity 2004-3 B4,
           5.238% 12/25/34                        BBB        1,560,559   1,560,277

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                           S & P
 Amount/                                           Rating                  Market
 Shares      Description                         (Unaudited)    Cost      Value (b)

10,500,000   Option One Mortgage 2004-2 M7,
             4.65% 5/25/34                        BBB        $ 8,883,019 $ 8,857,485
 3,000,000   Park Place Securities 2004-MCW1
             M10, 4.258% 10/25/34 (a)             BBB-         2,310,628   2,310,000
 1,763,349   Sail Net 2004-5A B,
             6.75% 6/27/34 (a)                    BBB          1,720,118   1,719,777
                                                             ----------- -----------
                                                             $40,469,980 $40,816,198
                                                             ----------- -----------

             Manufactured Housing Loans - 5.5%
 1,000,000   BankAmerica Manufactured
             Housing 1998-1 B1, 7.81% 8/10/25     BBB            500,721     575,000
 3,325,000   BankAmerica Manufactured
             Housing 1998-2 B1, Zero Coupon
             Bond 12/10/25 (d)                    BBB          1,441,756   1,814,512
 7,272,000   Green Tree Financial 1996-9 M1,
             7.63% 1/15/28                        BBB          6,391,853   6,379,471
14,545,000   Greenpoint Manufactured Housing
             1999-5 M2, 9.23% 12/15/29            A           10,510,649  10,617,850
                                                             ----------- -----------
                                                             $18,844,979 $19,386,833
                                                             ----------- -----------
Total Asset Backed Securities - Investment Grade             $96,944,089 $99,356,612
                                                             ----------- -----------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 54.1% OF
NET ASSETS

             Certificate-Backed Obligations - 1.1%
 1,000,000   MM Community Funding II,
             3.50% 12/15/31 (a)                   Non-Rated      937,763     937,500
 2,000,000   MM Community Funding IX,
             10.00% 5/1/33 (a)                    Non-Rated    1,940,017   1,940,000
 1,000,000   Preferred Term XV, Zero Coupon
             Bond 9/26/34                         Non-Rated    1,000,000   1,000,000
                                                             ----------- -----------
                                                             $ 3,877,780 $ 3,877,500
                                                             ----------- -----------

             Commercial Loans - 7.3%
 2,000,000   CS First Boston Mortgage
             1995-WF1 G, 8.488% 12/21/27 (a)      Non-Rated    2,000,000   1,999,480
 4,000,000   DLJ Commercial Mortgage
             2000-CKP1 B4, 6.527% 11/10/33 (a)    BB+          2,891,148   3,098,400
 5,000,000   FFCA Secured Lending 1999-2 B1,
             8.27% 5/18/26 (a)                    CCC          3,025,750   3,004,100
 6,000,000   GMAC Commercial Mortgage
             1997-C2 F, 6.75% 4/15/29             B            4,126,440   4,139,406
 3,000,000   GMAC Commercial Mortgage
             1999-C3 G, 6.974% 8/15/36 (a)        B+           2,382,680   2,511,390
 3,000,000   GMAC Commercial Mortgage
             2000-C1 H, 7.00% 3/15/33 (a)         BB           2,695,143   2,725,950

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)


Principal                                     S & P
 Amount/                                     Rating                  Market
 Shares    Description                     (Unaudited)    Cost      Value (b)

 2,000,000 GS Mortgage 1998-C1 F,
           6.00% 10/18/30 (a)                 BB-      $ 1,728,953 $ 1,734,520
 5,000,000 JP Morgan Commercial Mortgage
           1997-C5 F, 7.561% 9/15/29          B+         4,748,604   4,835,750
 1,970,000 Salomon Brothers Mortgage
           2000-C2 J, 6.308% 7/18/33          BB         1,711,511   1,704,917
                                                       ----------- -----------
                                                       $25,310,229 $25,753,913
                                                       ----------- -----------

           Equipment Leases - 2.6%
 1,845,870 Pegasus Aviation Lease 1999-1A
           A1, 6.30% 3/25/29 (a)              CCC+       1,004,388     849,100
 7,500,000 Pegasus Aviation Lease 1999-1A
           A2, 6.30% 3/25/29 (a)              CCC+       3,558,123   3,372,465
 7,700,000 Pegasus Aviation Lease 2000-1
           A2, 8.37% 3/25/30 (a)              B-         4,963,052   4,905,493
                                                       ----------- -----------
                                                       $ 9,525,563 $ 9,127,058
                                                       ----------- -----------

           Franchise Loans - 20.2%
12,775,000 Enterprise Mortgage 1998-1 A2,
           6.38% 1/15/25 (a)                  B         11,742,163  12,265,341
12,170,000 Enterprise Mortgage 1998-1 A3,
           6.63% 1/15/25 (a)                  B          6,821,628   7,302,000
19,807,858 Enterprise Mortgage 1999-1 A1,
           6.42% 10/15/25 (a)                 CCC        9,854,227   8,913,536
 9,250,694 Enterprise Mortgage 1999-1 A2,
           6.90% 10/15/25 (a)                 CCC        3,022,528   2,867,715
20,218,075 Enterprise Mortgage 2000-1 A1,
           7.575% 1/15/27 (a)                 B-        12,188,513  11,524,303
17,930,260 Enterprise Mortgage 2000-1 A2,
           8.21% 1/15/27 (a)                  B-         9,871,413  10,220,248
 1,000,000 Falcon Franchise Loan 1999-1 E,
           6.50% 1/5/14                       BB           819,193     820,320
 1,000,000 Falcon Franchise Loan 2001-1 F,
           6.50% 1/5/23                       B            669,823     672,560
 2,706,082 FMAC Loan Trust 1996-B A1,
           7.629% 11/15/18 (a)                DDD        1,968,956   1,923,600
 1,836,884 FMAC Loan Trust 1997-B A,
           6.85% 9/15/19 (a)                  B          1,588,409   1,697,856
 8,463,717 FMAC Loan Trust 1998-A A3,
           6.69% 9/15/20 (a)                  BB         6,373,957   6,305,469
 4,563,104 FMAC Loan Trust 1998-BA A2,
           6.74% 11/15/20 (a)                 B          3,369,770   3,376,697
           FMAC Loan Trust 1998-BA AX,
           2.266% 11/15/20 interest-only
           strips (a)                         B            682,299     614,616
 6,000,000 FMAC Loan Trust 1998-CA A3,
           6.99% 6/15/12 (a)                  CCC+       3,415,428   3,371,340
                                                       ----------- -----------
                                                       $72,388,307 $71,875,601
                                                       ----------- -----------

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                       S & P
 Amount/                                       Rating                  Market
 Shares    Description                       (Unaudited)    Cost      Value (b)

           Home Equity Loans (Non-High Loan-To-Value) - 9.7%
 8,892,000 Ace Securities 2004-HE1 B,
           4.60% 2/25/34                      BB         $ 7,568,209 $ 7,545,396
10,855,000 Ace Securities 2004-OP1 B,
           4.60% 4/25/34                      BB           8,882,158   8,852,144
 4,114,000 Ace Securities 2004-RM1 B2,
           1.436% 7/25/34 (a)                 Non-Rated    3,315,846   3,311,235
 2,057,000 Ace Securities 2004-RM1 B3,
           1.436% 7/25/34 (a)                 Non-Rated    1,536,756   1,533,740
 1,646,019 Delta Funding Home Equity
           2000-4 B, 7.15% 2/15/31            D              628,567     609,027
 2,100,000 Equifirst Mortgage 2004-2 B1,
           4.74% 7/25/34 (a)                  BB+          1,717,998   1,715,448
 2,732,000 Equifirst Mortgage 2004-2 B2,
           4.74% 7/25/34 (a)                  BB           2,153,620   2,149,756
 2,750,000 First Franklin Mortgage 2004-FF5
           B, 4.47% 8/25/34 (a)               Non-Rated    2,203,205   2,750,000
 2,500,000 First Franklin Mortgage 2004-FFH3
           B1, 5.10% 10/25/34 (a)             BB+          2,066,259   2,065,625
 3,000,000 Long Beach Mortgage 2004-2 B,
           5.50% 6/25/34 (a)                  BB+          2,407,004   2,398,800
 1,830,000 Terwin Mortgage 2004-16SL B3,
           6.34% 10/25/34 (a)                 BB           1,499,977   1,499,941
                                                         ----------- -----------
                                                         $33,979,599 $34,431,112
                                                         ----------- -----------

           Manufactured Housing Loans - 11.2%
 2,300,000 BankAmerica Manufactured
           Housing 1997-1 B1, Zero Coupon
           Bond 6/10/21 (d)                   B              581,437     591,629
 8,309,659 Bombardier Capital Mortgage
           1999-B M1, 8.12% 12/15/29          CC             699,385     643,999
 4,693,541 Conseco Finance 2000-5 M2,
           9.03% 2/1/32                       CCC-           478,365     448,843
 2,000,000 Conseco Finance 2001-1 M1,
           7.535% 7/1/32                      CCC-           697,084     700,000
 3,576,357 Green Tree Financial 1996-4 M1,
           7.75% 6/15/27                      B+           2,881,899   2,895,026
 8,000,000 Green Tree Financial 1997-8 M1,
           7.02% 10/15/27                     B+           5,331,692   5,390,000
 7,000,000 Green Tree Financial 1999-4 M1,
           7.60% 5/1/31                       CCC-         1,830,721   1,769,320
18,000,000 Green Tree Financial 1999-5 M1,
           8.05% 3/1/30                       CCC-         4,880,136   4,734,720
10,000,000 Greenpoint Manufactured Housing
           2000-3 IM1, 9.01% 6/20/31          B-           4,581,068   3,858,090
10,000,000 Madison Avenue Manufactured
           Housing 2002-A B2,
           4.34% 3/25/32                      B+           3,670,449   3,600,000

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                   S & P
 Amount/                                   Rating                   Market
 Shares     Description                  (Unaudited)     Cost      Value (b)

 5,389,000  Merit Securities 12-1 1M2,
            7.35% 7/28/33                 CC         $  4,017,209 $  3,467,768
 5,886,000  Merit Securities 13 M2,
            7.88% 12/28/33                CC            3,138,008    2,940,999
 3,000,000  Meritage Mortgage 2004-2 B1,
            4.829% 1/25/35 (a)            Non-Rated     2,418,563    2,415,930
 2,000,000  Meritage Mortgage 2004-2 B2,
            4.829% 1/25/35 (a)            Non-Rated     1,562,289    1,560,320
 1,500,000  Oakwood Mortgage 2002-A M1,
            7.76% 3/15/32                 CCC             493,423      484,335
10,000,000  Oakwood Mortgage 2002-B M1,
            7.62% 6/15/32                 B             3,637,100    3,672,100
 5,000,000  UCFC Manufactured Housing
            1997-2 B1, Zero Coupon
            Bond 2/15/18                  CC              683,180      525,000
                                                     ------------ ------------
                                                     $ 41,582,008 $ 39,698,079
                                                     ------------ ------------

            Recreational Equipment - 2.0%
 7,100,745  FMAC Loan Trust 1996-B A2,
            2.60% 11/15/18 (a)            DDD           4,524,953    4,508,973
 2,920,960  Green Tree Recreational
            Equipment 1996-B CTFS,
            7.70% 7/15/18                 CCC-          2,539,106    2,526,630
                                                     ------------ ------------
                                                     $  7,064,059 $  7,035,603
                                                     ------------ ------------
Total Asset Backed Securities - Non-Investment Grade $193,727,545 $191,798,866
                                                     ------------ ------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 21.1% OF NET ASSETS

            Basic Materials - 0.6%
 2,000,000  Resolution Performance,
            13.50% Bond 11/15/10          CCC           1,853,997    1,940,000

            Electronics - 0.5%
 2,000,000  Xerox Capital Trust I,
            8.00% Bond 2/1/27             B-            2,000,000    1,910,520

            Energy - 0.8%
 3,000,000  United Refining,
            10.50% Bond 8/15/12 (a)       B-            2,960,620    2,947,500

            Finance - 0.3%
 1,000,000  Labranche,
            9.50% Bond 5/15/09 (a)        B             1,002,500    1,002,500

            Food & Agriculture - 0.1%
   725,000  New World Pasta, Zero Coupon
            Bond 2/15/09 in default       Non-Rated       166,454       87,000

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                       S & P
 Amount/                                       Rating                  Market
 Shares   Description                        (Unaudited)    Cost      Value (b)

          Health Care - 2.3%
5,300,000 Alliance Imaging,
          10.375% Bond 4/15/11                  B-       $ 5,299,933 $ 5,238,467
3,000,000 Team Health, 9.00% Bond 4/1/12 (a)    B-         2,964,074   2,985,000
                                                         ----------- -----------
                                                         $ 8,264,007 $ 8,223,467
                                                         ----------- -----------

          Manufacturing - 8.7%
1,500,000 Braskem S.A.,
          11.75% Bond 1/22/14 (a)               BB-        1,477,676   1,477,500
3,000,000 Consolidated Container,
          10.125% Bond 7/15/09                  CCC        2,812,016   2,850,000
4,000,000 Foamex, 10.75% Bond 4/1/09            B-         3,878,731   3,760,000
4,000,000 Intermet, 9.75% Bond 6/15/09          D          3,326,891   1,600,000
4,000,000 Knowles Electronics,
          13.125% Bond 10/15/09                 CCC        4,224,313   4,210,000
4,000,000 Lyondell Chemical,
          10.875% Bond 5/1/09                   B-         4,072,717   4,240,000
1,000,000 Milacron Escrow,
          11.50% Bond 5/15/11 (a)               CCC+       1,007,283   1,060,000
3,000,000 MMI Products,
          11.25% Bond 4/15/07                   CCC        3,024,775   3,030,000
5,500,000 US Can, 12.375% Bond 10/1/10          CCC+       5,189,425   5,060,000
4,000,000 VITRO S.A.,
          11.75% Bond 1/1/13 (a)(e)             B-         3,843,418   3,710,000
                                                         ----------- -----------
                                                         $32,857,245 $30,997,500
                                                         ----------- -----------

          Telecommunications - 6.7%
4,050,000 BARAK I.T.C.,
          12.50% Bond 11/15/07 (e)              B-         3,111,589   2,308,500
2,000,000 Call-Net Enterprises,
          10.625% Bond 12/31/08 (e)             B          1,971,544   1,975,000
5,000,000 Charter, 10.00% Bond 5/15/11          CCC-       4,171,782   3,850,000
1,500,000 Cincinnati Bell,
          8.375% Bond 1/15/14                   B-         1,335,905   1,334,130
1,650,000 Level 3 Financing,
          10.75% Bond 10/15/11 (a)              CCC-       1,436,221   1,435,500
2,000,000 MasTec, 7.75% Bond 2/1/08             B          1,818,868   1,809,000
4,000,000 Rural Cellular, 9.75% Bond 1/15/10    CCC        3,666,840   3,601,640
4,000,000 Time Warner, 10.125% Bond 2/1/11      CCC+       3,801,074   3,450,000
4,040,000 Time Warner, 9.75% Bond 7/15/08       CCC+       3,848,656   3,999,600
                                                         ----------- -----------
                                                         $25,162,479 $23,763,370
                                                         ----------- -----------

          Transportation - 1.1%
4,000,000 Greyhound Lines,
          11.50% Bond 4/15/07                   CC         3,911,333   4,010,000
                                                         ----------- -----------
Total Corporate Bonds - Non-Investment Grade             $78,178,635 $74,881,857
                                                         ----------- -----------

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                         S & P
 Amount/                                         Rating                  Market
 Shares    Description                         (Unaudited)    Cost      Value (b)

MORTGAGE BACKED SECURITIES - 12.9% OF NET ASSETS

           Collateralized Mortgage Obligation - 12.9%
 2,000,000 Crest 2000-1A D, 10.00% 8/31/36      BB         $ 1,390,784 $ 1,390,000
 6,000,000 CS First Boston 1998-C2 H,
           6.75% 11/11/30 (a)                   B            4,038,344   4,069,800
11,481,104 Diversified Asset Securitization 1A
           A1, 7.873% 9/15/35                   AAA         11,852,957  11,854,239
 3,000,000 First Franklin Mortgage
           2004-FFH2 B2, 4.25% 6/25/34 (a)      BB           2,420,021   2,415,000
           GNMA 2003-64 XA,
           0.457% 8/16/43 interest-only
           strips (c)                           Non-Rated    9,787,077   8,893,549
           Harborview Mortgage 2004-1 X,
           1.90% 4/19/34 interest-only strips   AAA          3,181,062   3,435,690
           Mellon Residential 2004-TBC1 X,
           0.716% 2/26/34 interest-only
           strips (a)                           AAA          1,498,173   1,465,202
 9,000,000 MCPA2 1998-PA B2,
           7.32% 6/23/10 (a)                    B+           7,689,078   7,560,000
 3,688,452 Structured Asset 1999-SP1,
           9.00% 5/25/29                        BBB          3,742,630   3,718,535
 1,000,000 US Capital Funding II,
           6.90% 8/1/34                         Non-Rated    1,000,000   1,000,000
                                                           ----------- -----------
Total Mortgage Backed Securities                           $46,600,126 $45,802,015
                                                           ----------- -----------

COMMON STOCKS - 10.6% OF NET ASSETS
     9,500 AMB Property Corporation                            332,896     351,690
   128,762 American Capital Strategies, Ltd.                 4,041,743   4,035,401
    41,500 Andrx Corporation (d)                               839,750     927,940
    78,100 Anthracite Capital, Inc.                            889,194     868,472
    99,500 AU Optronics Corporation                          1,381,926   1,245,740
    37,600 Bank of America Corporation                       1,509,406   1,629,208
     2,400 BP Prudhoe Bay Royalty Trust                         94,360      94,800
   320,200 Cincinnati Bell Inc. (d)                          1,503,035   1,117,498
    20,850 CVS Corporation                                     796,591     878,411
     5,400 Devon Energy Corporation                            389,070     383,454
    12,400 Exxon Mobil Corporation                             595,337     599,292
   197,700 General Cable Corporation                         1,456,955   2,103,528
    14,950 Kerr-McGee Corporation                              751,444     855,888
   181,300 KFx Inc. (d)                                      1,432,754   1,397,823
     2,900 Kinder Morgan Energy Partners, L.P.                 134,225     135,836
    18,200 L-3 Communications Holdings, Inc.                 1,087,079   1,219,400
    96,500 Limited Brands, Inc.                              1,927,113   2,150,985
     7,200 Magellan Midstream Partners, L.P.                   390,140     395,856
     6,100 Magyar Tavkozlesi Rt.                               119,240     124,684

                        RMK STRATEGIC INCOME FUND, INC.
                           Portfolio of Investments
                        September 30, 2004 (unaudited)

Principal                                        S & P
 Amount/                                        Rating                    Market
 Shares   Description                         (Unaudited)     Cost       Value (b)

 149,900  MCG Capital Corporation                         $  2,755,267 $   2,602,264
  48,500  Microsoft Corporation                              1,187,059     1,341,025
  10,500  Oceaneering International, Inc. (d)                  387,333       386,820
  37,000  OmniVision Technologies, Inc.                        404,913       523,550
   5,500  Petroleo Brasileiro S.A.                             195,655       193,875
  21,800  Regal Entertainment Group                            412,202       416,380
  32,000  SanDisk Corporation (d)                              725,186       931,840
 273,900  Sanmina-SCI Corporation                            2,818,500     1,930,995
  16,400  Storage Technology Corporation                       393,087       414,264
  59,100  Technology Investment Capital
          Corporation (d)                                      837,187       826,809
  22,500  The Black & Decker Corporation                     1,342,186     1,742,400
  29,000  The Home Depot, Inc.                               1,038,013     1,136,800
  15,600  Tsakos Energy Navigation
          Limited                                              546,962       548,340
  67,150  UTStarcom, Inc. (d)                                1,385,246     1,081,786
     900  Valero L.P.                                           49,762        50,139
   7,500  Wal-Mart Stores, Inc.                                388,500       399,000
  14,250  Wells Fargo & Company                                812,963       849,727
  24,800  XL Capital Ltd.                                    1,858,760     1,834,952
                                                          ------------ -------------
Total Common Stocks                                       $ 37,211,039 $  37,726,872
                                                          ------------ -------------

EURODOLLAR TIME DEPOSITS - 3.7% OF NET ASSETS
          State Street Bank & Trust
          Company Eurodollar time
          deposits dated September 30,
          2004, 1.25% maturing at
          $13,180,458 on October 1, 2004.                 $ 13,180,000 $  13,180,000
                                                          ------------ -------------
Total Investments - 130.4% of Net Assets                  $465,841,434 $ 462,746,222
                                                          ------------ -------------
Other Assets and Liabilities, net - (30.4%) of Net Assets               (107,880,096)
                                                                       =============
Net Assets                                                             $ 354,866,126
                                                                       =============

(a)Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
(b)See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
(c)The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
(d)These securities are non-income producing.
(e)These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

                        RMK STRATEGIC INCOME FUND, INC.
                      Statement of Assets and Liabilities
                        September 30, 2004 (unaudited)

ASSETS:

  Investments, in securities as detailed in the accompanying
   schedules at market (cost $465,841,434)                         $462,746,222
  Cash on deposit with custodian                                        359,112
  Dividends and interest receivable                                   6,380,065
  Receivable for securities sold                                      1,671,279
  Debt issue costs                                                       97,348
                                                                   ------------
   TOTAL ASSETS                                                     471,254,026

LIABILITIES:

  Demand loan payable to bank (Note 5)                              100,000,000
  Interest payable                                                      316,629
  Accrued expenses                                                          572
  Due to affiliates                                                     290,871
  Payable for securities purchased                                   15,779,828
                                                                   ------------
   TOTAL LIABILITIES                                                116,387,900
                                                                   ------------
  NET ASSETS                                                       $354,866,126
                                                                   ============

NET ASSETS Consist of:

  Net unrealized depreciation of investments                         (3,095,212)
  Common stock, $.0001 par value (1,000,000,000 shares authorized)        2,452
  Paid-in capital                                                   350,951,022
  Undistributed net investment income                                 6,585,693
  Accumulated net realized gain on investments                          422,171
                                                                   ------------
   NET ASSETS                                                      $354,866,126
                                                                   ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Common shares outstanding                                          24,520,165
  Net asset value per share                                              $14.47

See accompanying Notes to Financial Statements.

                        RMK STRATEGIC INCOME FUND, INC.
                            Statement of Operations
            For the six months ended September 30, 2004 (unaudited)

      INVESTMENT INCOME:

        Interest                                             $19,856,818
        Dividends                                                667,799
                                                             -----------
      TOTAL INVESTMENT INCOME                                 20,524,617

      EXPENSES:

        Management fee                                         1,203,228
        Accounting fee                                           277,668
        Interest expense                                         324,987
        Debt issue expense                                        23,850
        Legal fees                                                45,661
        Audit fees                                                 4,797
        Transfer agent fees                                       17,378
        Custodian fees                                             4,525
        Registration fees                                            601
        Directors fees                                            22,625
        Other                                                     33,613
                                                             -----------
      TOTAL EXPENSES                                           1,958,933

      NET INVESTMENT INCOME                                   18,565,684

      Realized and Unrealized Gains (Losses) on Investments:
        Change in unrealized depreciation                     (2,739,301)
        Net realized gain on securities                          174,425
                                                             -----------
      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $16,000,808
                                                             ===========
See accompanying Notes to Financial Statements.

                        RMK STRATEGIC INCOME FUND, INC.
                      Statement of Changes in Net Assets
For the six months ended September 30, 2004 (unaudited) and from March 18, 2004 to March 31, 2004

                                                                 For the        For the
                                                               Period Ended   Period Ended
                                                              September 30,    March 31,
                                                             2004 (unaudited)   2004(a)
Increase (decrease) in net assets from operations:

  Net investment income                                        $ 18,565,684   $    414,724
  Unrealized depreciation, net                                   (2,739,301)      (355,911)
  Net realized gain from investment transactions                    174,425          3,256
                                                               ------------   ------------
Increase in Net Assets Resulting From Operations                 16,000,808         62,069
                                                               ------------   ------------

Distributions to Shareholders

  Distributions to shareholders from net investment income      (12,150,225)             -
  Distributions to shareholders in excess of net investment
   income                                                                 -              -
  Distributions to shareholders from net realized gain on
   investments                                                            -              -
                                                               ------------   ------------
Total Distribution to Shareholders                              (12,150,225)             -
                                                               ------------   ------------

Capital Share Transactions
  Proceeds from shares sold (3,150,000 and 21,000,000
   shares)                                                       45,123,750    300,385,664

  Proceeds from sales of shares as a result of reinvested
   dividends (363,184 shares)                                     5,344,057              -
                                                               ------------   ------------
Increase in Net Assets From Share Transactions                   50,467,807    300,385,664
                                                               ------------   ------------

Total Increase in Net Assets                                     54,318,390    300,447,733

NET ASSETS:
  Beginning of Period                                           300,547,736        100,003
                                                               ------------   ------------
  End of Period                                                $354,866,126   $300,547,736
                                                               ============   ============

--------
(a)For the period from March 18, 2004 (commencement of operations) to March 31, 2004.

See accompanying Notes to Financial Statements.

                        RMK STRATEGIC INCOME FUND, INC.
                            Statement of Cash Flows
            For the six months ended September 30, 2004 (unaudited)

  Increase (Decrease) in Cash -
  Cash flows from operating activities
  Net increase in net assets from operations                   $  16,000,808

  Adjustments to reconcile net increase in net assets from
   operations to net cash used in operating activities
    Purchase of investment securities                           (310,737,601)
    Proceeds from disposition of investment securities            94,515,704
    Purchase of short-term investment securities, net             67,987,521
    Proceeds from principal payments                              12,437,198
    Change in unrealized appreciation on securities                2,739,301
    Amortization/accretion of premiums/discount on securities     (2,934,743)
    Net realized gain on investments                                (174,425)
    Net realized gain on principal payments                         (244,490)
    Amortization of debt issue costs                                  23,850
    Increase in dividends and interest receivable                 (2,878,773)
    Increase in receivables for securities purchased              (1,632,656)
    Increase in payables for securities purchased                (13,464,486)
    Increase in interest payable                                     316,629
    Increase in accrued expenses                                     (32,503)
    Increase in due to affiliates                                    231,635
                                                               -------------
    Net cash used in operating activities                       (137,847,031)
                                                               -------------

  Cash flows from financing activities
    Increase in loan payable                                     100,000,000
    Cash paid for debt issue costs                                  (121,198)
    Proceeds from shares sold                                     45,123,750
    Cash distributions paid                                       (6,806,169)
                                                               -------------
    Net cash provided by financing activities                    138,196,383
                                                               -------------

  Net decrease in cash                                               349,352
                                                               =============

  Cash
    Beginning balance                                                  9,760
    Ending balance                                             $     359,112
                                                               =============

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $5,344,057.
Total cash paid for interest was $8,359.

See accompanying Notes to Financial Statements.

                        RMK STRATEGIC INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)

Note 1: Summary of Significant Accounting Policies

RMK Strategic Income Fund, Inc. ("the fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The fund's primary investment objective is to seek a high level of income by investing in a diversified portfolio of securities that offers attractive yield and capital appreciation potential and consists primarily of debt securities and secondarily of equity securities. The ability of the issuers of the securities held by the fund to meet their obligations might be affected by economic developments in their specific industry, state, or region. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. The fund's adviser, Morgan Asset Management, Inc., will continually analyze the markets for income-producing securities and will periodically reallocate the fund's investments among various fixed-income and equity asset classes and between investment grade and below-investment grade securities to pursue its investment objectives. The fund began operations on March 18, 2004.

Capitalization for the fund was provided by the Adviser as follows:

               Organization date                January 16, 2004
               Initial capitalization date        March 11, 2004
               Amount of initial capitalization         $100,003
               Shares issued at capitalization             6,981
               Shares authorized                   1,000,000,000
               Public offering date               March 18, 2004

Security Valuation
Investments in securities that trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The fund normally obtains market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

                        RMK STRATEGIC INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)


Option Writing
When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage-and asset-backed securities are accounted for as interest income.

Other Policies
The fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method. Debt issue costs are amortized using the straight-line method over the life of the debt and are shown net of accumulated amortization of $23,850 at September 30, 2004.

Repurchase Agreements
The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The fund's investment adviser reviews the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make

                        RMK STRATEGIC INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

Note 2: Payment to Related Parties

Morgan Asset Management, Inc. is the investment adviser for the fund. Morgan Keegan & Company, Inc. provides accounting and other administrative services to the fund. Investment advisory fees and accounting and administrative fees are based on a percentage of the fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. The fund is charged 0.65% for investment advisory services and 0.15% for accounting and administrative services.

For the period ended September 30, 2004, Morgan Keegan and Company, Inc. earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of securities.

Directors and officers of the fund who are "interested persons" as defined in the 1940 Act receive no salary or fees from the fund. Independent Directors receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board one attends. Each chairperson of the Independent Directors Committee and Audit Committee receives annual compensation of $500. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Director is entitled to receive pension or retirement benefits from the fund.

The table below sets forth the compensation paid to the Directors by the fund during the period covered by this report.


                                           Aggregate Compensation From the
                                        Fund During the Six Month Period Ended
 Name                                             September 30, 2004

 Independent Directors
 William Jefferies Mann                                 $4,875
 James Stillman R. McFadden                             $4,375
 W. Randall Pittman                                     $4,125
 Mary S. Stone                                          $4,125
 Archie W. Willis III                                   $4,125
 James D. Witherington, Jr.*                            $2,000

 Directors Who Are "Interested Persons"
 J. Kenneth Alderman                                      None
 Allen B. Morgan, Jr.                                     None

* Effective July 1, 2004, James D. Witherington, Jr. resigned from the Board of Directors.

                        RMK STRATEGIC INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)


Note 3: Investment Securities

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $310,737,601 and $109,142,209, respectively. As of September 30, 2004, the fund's unrealized appreciation and depreciation of investments were as follows.

                   Unrealized appreciation     $  9,059,380
                   Unrealized depreciation      (12,154,592)
                                               ------------
                   Net unrealized depreciation   (3,095,212)
                                               ------------

Note 4: Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the period ended September 30, 2004 there were no realized losses of the fund reflected in the accompanying financial statements which will not be recognized for federal income tax purposes until next year.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage- and asset-backed securities. For the period ended September 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

            Undistributed net investment income          $(244,490)
            Accumulated net realized gain on investments   244,490

Note 5: Bank Loans

The fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to

                        RMK STRATEGIC INCOME FUND, INC.
                         Notes to Financial Statements
                        September 30, 2004 (unaudited)

as leveraging. The fund has a collateralized $125,000,000 bank line of credit for this purpose, which matures in June of 2005. All of the fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2004, the outstanding balance on the line of credit was $100,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.60% per annum. Fees of 0.10% per annum are paid on the unused portion of the line of credit. The average balance during the period ended September 30, 2004 was $29,285,714 or $1.23 per share, based on average shares outstanding of 23,837,821. The average interest rate during the period ended September 30, 2004 was 2.295%. The maximum amount of borrowings outstanding at any month-end during the period was $100,000,000.

                        RMK STRATEGIC INCOME FUND, INC.
                             Financial Highlights


                                                        For the        For the
                                                      Period Ended   Period Ended
                                                     September 30,    March 31,
                                                    2004 (unaudited)   2004(a)

Net Asset Value, Beginning of Period                    $  14.31       $  14.33(b)
  Net investment income                                     0.76           0.02
  Net gains on securities, realized and unrealized         (0.10)         (0.02)
                                                        --------       --------
Total From Investment Operations                            0.66              -
                                                        ========       ========
  Dividends from net investment income                     (0.50)             -
  Distributions from capital gains                             -              -
  Return of capital                                            -              -
                                                        --------       --------
Total Distributions                                        (0.50)             -
                                                        ========       ========
Offering costs charged to paid-in capital                      -          (0.02)
                                                        --------       --------
Net Asset Value, End of Period                          $  14.47       $  14.31
                                                        ========       ========
Total Return, Net Asset Value(c)                            4.59%         (0.14)%
                                                        ========       ========

Common Share Price, End of Period                       $  15.95       $  16.00
Total Return, Market Value(c)                               3.11%          6.67%
Net Assets, End of Period (000's)                       $354,866       $300,547
Ratio of Expenses to Average Net Assets(d)                  1.15%          0.87%
Ratio of Net Income to Average Net Assets(d)               10.89%          3.87%
Portfolio Turnover Rate                                       31%             0%
                                                        ========       ========

--------
(a)For the period from March 18, 2004 (commencement of operations) to March 31, 2004.
(b)Net of sales load of $0.675 on initial shares issued.
(c)Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the fund's reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(d)Ratio annualized for the periods less than one year.

                        RMK STRATEGIC INCOME FUND, INC.
                        Board of Directors and Officers

The following tables set forth information concerning the directors and officers of the fund. All persons named as directors and officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan fund complex overseeing a total of fifteen portfolios. The Regions Morgan Keegan fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc. and RMK Advantage Income Fund, Inc.

An asterisk (*) indicates directors and/or officers who are interested persons of the fund as defined by the Investment Company Act of 1940. The Statement of Additional Information for the fund includes additional information about the fund's directors and is available upon request, without charge, by calling Morgan Keegan at 1-800-564-2188.

                    Information about the Fund's Directors

      Name, Age, Position,
      Length of Service       Principal Occupation During Past Five Years
      -----------------      ---------------------------------------------
      Allen B. Morgan, Jr.*, Mr. Morgan has been Chairman of Morgan
      Age 62, Director,      Keegan & Company, Inc. since 1969 and
      Since 2004             Executive Managing Director of Morgan
                             Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset
                             Management, Inc. and of Regions Financial
                             Corporation since 1993 and 2001,
                             respectively.

      J. Kenneth Alderman*,  Mr. Alderman has been President of Regions
      Age 52, Director,      Morgan Keegan Trust Company and Chief
      Since 2004             Executive Officer of Morgan Asset
                             Management, Inc. since 2002. He has been
                             Executive Vice President of Regions Financial
                             Corporation since 2000. He served Regions as
                             Senior Vice President and Capital
                             Management Group Director and investment adviser to the Regions Financial Corporation proprietary fund family from 1995 to 2000.
                             He is a Certified Public Accountant and a Chartered Financial Analyst.

                        RMK STRATEGIC INCOME FUND, INC.
                        Board of Directors and Officers

                    Information about the Fund's Directors

    Name, Age, Position,
    Length of Service           Principal Occupation During Past Five Years
    -----------------           --------------------------------------------
    William Jefferies Mann,     Mr. Mann has been Chairman and President of
    Age 71, Director,           Mann Investments, Inc. (real estate
    Since 2004                  investments/private investing) since 1985.

    James Stillman R. McFadden, Mr. McFadden has been Chief Manager of
    Age 47, Director,           McFadden Communications, LLC
    Since 2004                  (commercial printing) since 2002 and
                                President and Director of 1703, Inc.
                                (restaurant management) since 1998. He also has served as a Director for several private companies since 1997.

    W. Randall Pittman,         Mr. Pittman has been Chief Financial Officer
    Age 51, Director,           of Emageon, Inc. (healthcare information
    Since 2004                  systems) since 2002. From 1999 to 2002, he
                                was Chief Financial Officer of BioCryst
                                Pharmaceuticals, Inc. (biotechnology). From
                                1998 to 1999, he was Chief Financial Officer of ScandiPharm, Inc. (pharmaceuticals). From
                                1995 to 1998, he served as Senior Vice
                                President - Finance of CaremarkRx
                                (pharmacy benefit management). From 1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and Controller. He is a Certified Public
                                Accountant, and was with the accounting firm of Ernst & Young, LLP from 1976 to 1983.

    Mary S. Stone,              Ms. Stone has held the Hugh Culverhouse
    Age 54, Director,           Endowed Chair of Accountancy at the
    Since 2004                  University of Alabama, Culverhouse School
                                of Accountancy since 1981. She is also a member of Financial Accounting Standards
                                Advisory Council, AICPA, Accounting
                                Standards Executive Committee and AACSB
                                International Accounting Accreditation
                                Committee.

                        RMK STRATEGIC INCOME FUND, INC.
                        Board of Directors and Officers

                    Information about the Fund's Directors

       Name, Age, Position,
       Length of Service     Principal Occupation During Past Five Years
       -----------------     --------------------------------------------
       Archie W. Willis III, Mr. Willis has been President of Community
       Age 47, Director,     Capital (financial advisory and real estate
       Since 2004            development consulting) since 1999 and Vice
                             President of Community Realty Company
                             (real estate brokerage) since 1999. He was a First Vice President of Morgan Keegan &
                             Company, Inc. from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001.

The address of each Director is c/o RMK Strategic Income Fund, Inc., Fifty North Front Street, 21/st/ Floor, Memphis, TN 38103.

                        RMK STRATEGIC INCOME FUND, INC.
                        Board of Directors and Officers

                     Information about the Fund's Officers

     Name, Age, Position,
     Length of Service        Principal Occupation During Past Five Years
     -----------------       ----------------------------------------------
     Carter E. Anthony*,     From 2002 to present, Mr. Anthony has served
     Age 60, President,      as President and Chief Investment Officer of
     Since 2004              Morgan Asset Management, Inc. From 2000
                             to 2002, he served as Executive Vice President and Director of Capital Management Group,
                             Regions Financial Corporation. From 1989 to
                             2000, Mr. Anthony was Vice President-Trust
                             Investments, National Bank of Commerce.

     Thomas R. Gamble*,      Mr. Gamble has been an executive at Regions
     Age 61, Vice-President, Financial Corporation since 1981. He was a
     Since 2004              Corporate IRA Manager from 2000 to 2001 and a
                             Senior Vice President and Manager of Employee
                             Benefits at the Birmingham Trust Department of
                             Regions Bank from 1981 to 2000.

     Joseph C. Weller*,      Mr. Weller has been Executive Vice President
     Age 65, Treasurer,      and Chief Financial Officer of Morgan
     Since 2004              Keegan & Company, Inc. since 1969,
                             Treasurer and Secretary of Morgan Keegan &
                             Company, Inc. since 1969 and Executive
                             Managing Director of Morgan Keegan &
                             Company, Inc. since 1969. He also has served as a Director of Morgan Asset Management,
                             Inc. since 1993.

     Charles D. Maxwell*,    Mr. Maxwell has been a Managing Director of
     Age 50, Secretary and   Morgan Keegan & Company, Inc. since 1998
     Assistant Treasurer,    and Assistant Treasurer and Assistant
     Since 2004              Secretary of Morgan Keegan & Company, Inc.
                             since 1994. He has been Secretary and
                             Treasurer of Morgan Asset Management, Inc.
                             since 1993. He was Senior Vice President of
                             Morgan Keegan & Company, Inc. from 1995
                             to 1997. Mr. Maxwell was also with the
                             accounting firm of Ernst & Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

                        RMK STRATEGIC INCOME FUND, INC.
                        Board of Directors and Officers

                     Information about the Fund's Officers

  Name, Age, Position,
  Length of Service             Principal Occupation During Past Five Years
  -----------------            ----------------------------------------------
  J. Thompson Weller*,         Mr. Weller has been a Managing Director and
  Age 39, Assistant Secretary, Controller of Morgan Keegan & Company,
  Since 2004                   Inc. since October 2001. He was Senior Vice
                               President and Controller of Morgan Keegan &
                               Company, Inc. from October 1998 to October
                               2001, Controller and First Vice President from
                               February 1997 to October 1998, Controller and Vice President from 1995 to February
                               1997 and Assistant Controller from 1992 to
                               1995.

  David M. George*,            Mr. George has been the Chief Compliance
  Age 52, Chief                Officer of Morgan Asset Management, Inc.
  Compliance Officer,          and a Senior Vice President of Morgan
  Since 2004                   Keegan & Company, Inc. since August 2004.
                               He was an Assistant Director of Compliance and Senior Vice President of Morgan Keegan
                               & Company, Inc. from April 2002 to August
                               2004. He was a Branch Manager and First
                               Vice President of Morgan Keegan &
                               Company, Inc. from April 2001 to April 2002.
                               He was a Branch Administrative Officer of the Private Client Group and First Vice President of Morgan Keegan & Company, Inc. from
                               July 1999 to April 2001. He was a
                               Compliance Administrator and Vice President of Morgan Keegan & Company, Inc. from
                               August 1995 to July 1999.


Officers of the fund are elected and appointed by the Board of Directors and hold office until they resign, are removed, or are otherwise disqualified to serve.

Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Maxwell, Weller, Weller, and George is Fifty North Front Street, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20/th/ Street, 15/th/ Floor, Birmingham, Alabama 35203.

                        RMK STRATEGIC INCOME FUND, INC.

Dividend Reinvestment Plan

The fund offers a dividend reinvestment plan (the "Plan") pursuant to which shareholders, unless they elect otherwise, automatically have dividends and capital gains distributions reinvested in common shares of the fund by EquiServe Trust Company, N.A. and EquiServe, Inc. (together, the "Plan Agent"). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

How the Plan Works
After the fund declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

  . If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

  . If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension of

                        RMK STRATEGIC INCOME FUND, INC.

     purchase is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

Costs of the Plan
The Plan Agent's fees for the handling of the reinvestment of dividends and other distributions will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, the fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax Implications
The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw
Participants may withdraw from the Plan by calling the Plan Agent at 1-800-426-5523, writing to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or distribution with respect to any subsequent dividend or distribution.

                        RMK STRATEGIC INCOME FUND, INC.

Privacy Notice

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions your conduct with us, our affiliates, or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

Proxy Voting Policies and Procedures and Record of Voting Activity

The fund votes proxies related to the portfolio's securities according to a set of policies and procedures approved by the fund's board. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund during the most recent twelve month period ended June 30 by visiting Regions' website at www.regions.com.

* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., RMK Advantage Income Fund, Inc., Regions Morgan Keegan Trust, Rebsamen Insurance, and other Regions affiliates.

                      REGIONS MORGAN KEEGAN FUND COMPLEX

Morgan Asset Management, Inc. serves as investment adviser to Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., and RMK Advantage Income Fund, Inc. Morgan Keegan Select Fund, Inc. and Regions Morgan Keegan Select Funds are registered diversified, open-end investment companies. RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc. and RMK Advantage Income Fund, Inc. are NYSE-listed, diversified, closed-end investment companies that seek a high level of current income with capital appreciation as a secondary investment objective. With locations throughout the South, Morgan Asset Management, Inc. manages more than $13 billion for institutions and high net worth individuals.

Regions Morgan Keegan Select Family of Funds

..   Equity Funds
    Regions Morgan Keegan Select Mid Cap Growth Fund
    Regions Morgan Keegan Select Growth Fund
    Regions Morgan Keegan Select Mid Cap Value Fund
    Regions Morgan Keegan Select Value Fund

..   Balanced Fund
    Regions Morgan Keegan Select Balanced Fund

..   Bond Funds
    Regions Morgan Keegan Select Limited Maturity Government Fund
    Regions Morgan Keegan Select Fixed Income Fund
    Regions Morgan Keegan Select Intermediate Bond Fund/*/
    Regions Morgan Keegan Select High Income Fund/*/

..   Tax-Exempt Bond Fund
    Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

..   Money Market Funds
    Regions Morgan Keegan Select Treasury Money Market Fund
    Regions Morgan Keegan Select Government Money Market Fund

Regions Morgan Keegan Closed-End Funds

..   RMK High Income Fund, Inc. (NYSE: RMH)/*/

..   RMK Strategic Income Fund, Inc. (NYSE: RSF)/*/

..   RMK Advantage Income Fund, Inc. (NYSE: RMA)/*/

* Bond funds managed by James C. Kelsoe, Jr., CFA

                        RMK STRATEGIC INCOME FUND, INC.

      Investment Adviser                Administrator
      Morgan Asset Management, Inc.     Morgan Keegan & Company, Inc.
      417 North 20th Street, 15th Floor Morgan Keegan Tower
      Birmingham, AL 35203              50 North Front Street
                                        Memphis, TN 38103

      Custodian                         Legal Counsel
      State Street Bank & Trust Company Kirkpatrick & Lockhart LLP
      108 Myrtle Street                 1800 Massachusetts Avenue, N.W.
      Quincy, MA 02171                  Washington, D.C. 20036

      Transfer Agent                    Independent Auditors
      EquiServe                         PricewaterhouseCoopers LLP
      P. O. Box 43010                   Morgan Keegan Tower
      Providence, RI 02940-3011         50 North Front Street, Suite 1000
                                        Memphis, TN 38103


This semi-annual report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Statements and other information contained in this semi-annual report are as dated and are subject to change.

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of RMK Strategic Income Fund, Inc. (the "Fund") has determined that James Stillman R. McFadden, W. Randall Pittman and Mary S. Stone are audit committee financial experts, as defined in Item 3 of Form N-CSR, serving on its audit committee. Messrs. McFadden and Pittman and Ms. Stone are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not applicable.  See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund's Board of Directors has delegated to the Fund's investment adviser, Morgan Asset Management, Inc. (the "Adviser), the responsibility to vote proxies related to the securities held in the fund's portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the fund. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No reportable purchases for the period covered by this report.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Shareholders submitting recommendations for Independent Directors should forward them to Charles D. Maxwell, Secretary of the Fund, and provide at least the following information regarding a candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Prospective candidates that appear likely to be able to fill a significant need of the Board will be contacted by a member of the Board's Independent Directors Committee (the "Committee") by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged, and, if the member(s), based on the results of these contacts, believes it has identified a viable candidate, it will air the matter with the full Committee for its input.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

     (b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Fund's most recent half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a) Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

     (b)  The certifications required by Rule 30a-2 under the Investment Company
          Act  of  1940,   as  amended,   and   Sections  302  and  906  of  the
          Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)    RMK Strategic Income Fund, Inc.
      --------------------------------------------------
By (Signature and Title)  /s/ Carter E. Anthony
                        ---------------------------------------
                        Carter E. Anthony, President

Date  December 2, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title)    /s/ Carter E. Anthony
                        -----------------------------------------------------
                            Carter E. Anthony, President

Date  December 2, 2004
    --------------------------------------------------------------------

By (Signature and Title)  /s/ Joseph C. Weller
                        -----------------------------------------------------
                         Joseph C. Weller, Treasurer

Date  December 2, 2004
    --------------------------------------------------------------------